CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY / (DEFICIT) - USD ($)	Class A Shares [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Loss [Member]	Accumulated Deficit [Member]	Total
Balance at beginning at Dec. 31, 2013	$ 465	$ 493,820,795	$ (259,811)	$ (260,910,672)	$ 232,650,777
Balance at beginning (in shares) at Dec. 31, 2013	464,986
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class A common shares	$ 182	39,740,970			39,741,152
Issuance of Class A common shares (in shares)	182,124
Cancellation of Class A common shares	$ (1)	(170,460)			(170,461)
Cancellation of Class A common shares (in shares)	(790)
Issuance of non-vested Class A common share awards	$ 7	(7)
Issuance of non-vested Class A common share awards (in shares)	6,632
Cancellation of non-vested Class A common share awards	$ (0)	0
Cancellation of non-vested Class A common share awards (in shares)	(79)
Share based compensation		1,866,431			1,866,431
Net loss / Net income				(51,796,181)	(51,796,181)
Other comprehensive income			108,825		108,825
Balance at end at Dec. 31, 2014	$ 653	535,257,729	(150,986)	(312,706,853)	222,400,543
Balance at end (in shares) at Dec. 31, 2014	652,873
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class A common shares	$ 10	745			755
Issuance of Class A common shares (in shares)	9,651
Issuance of non-vested Class A common share awards	$ 3	(3)
Issuance of non-vested Class A common share awards (in shares)	2,632
Cancellation of non-vested Class A common share awards	$ (1)	1
Cancellation of non-vested Class A common share awards (in shares)	(698)
Share based compensation		966,915			966,915
Net loss / Net income				(268,707,322)	(268,707,322)
Other comprehensive income			150,986		150,986
Balance at end at Dec. 31, 2015	$ 665	536,225,387		(581,414,175)	(45,188,123)
Balance at end (in shares) at Dec. 31, 2015	664,458
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class A common shares	$ 10,156	2,484,339			2,494,495
Issuance of Class A common shares (in shares)	10,156,878
Share based compensation		322,813			322,813
Net loss / Net income				23,786,352	23,786,352
Other comprehensive income
Balance at end at Dec. 31, 2016	$ 10,821	$ 539,032,539		$ (557,627,823)	$ (18,584,463)
Balance at end (in shares) at Dec. 31, 2016	10,821,336